Allstate Financial
Services, LLC
(SEC I.D. No. 8-36365)
Financial Statement as of
December 31, 2023 and Report of
Independent Registered Public Accounting Firm

File pursuant to Rule 17a-5(e)(3) under the Securities and
Exchange Act of 1934 as a PUBLIC Document.

Allstate Financial Services, LLC

Table of Contents                                             Page
Report of Independent Registered Public Accounting Firm                         1
Financial Statement as of December 31, 2023:
    Statement of Financial Condition                                        2
    Notes to Financial Statement                                     3-7

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and the Member of
Allstate Financial Services, LLC
Lincoln, Nebraska

Opinion on the Financial Statement

We have audited the accompanying statement of financial condition of Allstate Financial Services, LLC (the “Company”) as of December 31, 2023, and the related notes (collectively referred to as the "financial statement"). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Company as of December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

February 27, 2024

We have served as the Company's auditor since 2000.

Allstate Financial Services, LLC

Statement of Financial Condition
As of December 31, 2023

Assets:
Investments
Fixed income securities at fair value (amortized cost $3,814,222)	$3,705,543
Short-term investments at fair value (amortized cost $41,475)	41,475
Total investments	3,747,018

Cash and cash equivalents	36,547,075
Commissions receivable, net	5,761,346
Deferred income taxes	71,637
Other assets	1,011,506
Total assets	$47,138,582

Liabilities and member's equity

Liabilities:
Commissions payable	$10,311,461
Payable to affiliates	15,742,836
Accounts payable and accrued expenses	2,334,777
Income taxes payable to affiliate	4,267,599
Total liabilities	32,656,673

Member's equity	14,481,909

Total liabilities and member's equity	$47,138,582

See notes to financial statement.

Allstate Financial Services, LLC
Notes to Financial Statement
December 31, 2023

1.General

Basis of presentation - The accompanying financial statement includes the accounts of Allstate Financial Services, LLC (the “Company”), a limited liability company wholly owned by Allstate Insurance Company (“Allstate”), a wholly owned subsidiary of Allstate Insurance Holdings (“Allstate Holdings”), a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). The financial statement has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Company operates as a single segment entity based on the manner in which the Company uses financial information to evaluate business performance and to determine the allocation of resources.

Risks and uncertainties - Macroeconomic factors have and may continue to impact the results of the Company's operations, financial condition and liquidity, such as U.S. government fiscal and monetary policies, banking system instability, the Russia/Ukraine and Israel/Hamas conflicts and the remaining impacts of the Novel Coronavirus Pandemic or COVID-19, such as supply chain disruptions, labor shortages and other macroeconomic factors that have increased inflation.

Use of estimates - The preparation of the financial statement in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statement and accompanying notes. Actual results could differ from those estimates.

Nature of operations - The Company, a Delaware limited liability company, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”) and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Company is a non-clearing broker-dealer and offers and sells mutual funds, variable annuities, variable universal life, non-registered annuities, life insurance, and accident and health insurance issued by unaffiliated providers. These products are sold by Allstate agents and exclusive financial specialists (collectively, "Allstate agents") registered with the Company and affiliated with the Corporation. Allstate agents are authorized to sell products issued by unaffiliated providers in all 50 states and the District of Columbia. Transactions related to mutual funds are cleared on a fully disclosed basis through a third party broker-dealer or directly through mutual fund providers. The Company has one reportable segment of business from which it derives revenue from commission income and pays commissions to these Allstate agents and incurs other expenses associated with Company operations.

Pending accounting standards - In November 2023, the Financial Accounting Standards Board ("FASB") issued guidance expanding segment disclosure by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosure of reportable segment's profit and loss and assets. The guidance is effective for annual periods beginning after December 15, 2023 and interim periods beginning after December 15, 2024 and is to be applied retrospectively, with early adoption permitted. The Company is currently evaluating the impact of adopting the guidance on its disclosures.

In December 2023, the FASB issued guidance enhancing various aspects of income tax disclosures. All disclosure requirements are annual in nature, and the guidance is effective for annual reporting periods beginning after December 15, 2024. The guidance only affects disclosures and will have no impact on the Company's financial statements. The Company is currently evaluating the impact of adopting the guidance on its disclosures.

Subsequent events - Subsequent events were evaluated through February 27, 2024, the date the financial statements were issued.

2. Summary of Significant Accounting Policies

Investments - Fixed income securities include U.S. Treasury notes and are carried at fair value. Short-term investments consist of money market funds which hold U.S. Treasuries and are carried at fair value.

Cash and cash equivalents - Cash equivalents include highly liquid investments with original maturities of less than ninety days.

Commission refunds - The Company recognizes a credit loss allowance for uncollectible commission receivables due from providers. The allowance is netted against the commission receivable, which represents the amounts expected to be collected on the Statement of Financial Condition. Credit loss allowances are estimates of expected credit losses, and are established considering all relevant information available, including past events, current conditions, and reasonable and supportable forecasts over the life of the commission receivable. The were no credit loss allowances for uncollectible commission receivables as of December 31, 2023.

For life contract providers, the Company receives annualized commissions based on first year premium. Upon cancellation of a contract in the first year, the Company must refund a pro-rata portion of the annualized commission revenue to the product providers. The commission revenue refund is not predicated on recovering the commissions paid to the Allstate Agents. The Company estimates its commission revenue refund liability for policy cancellations based on historical life products persistency rates, agent compensation rates and agent termination rates. As of December 31, 2023, a refund liability of $51,545 was recorded as a component of accounts payable and accrued expenses on the Statement of Financial Condition.

Commission refunds are due from Allstate agents on contracts that are canceled or unsettled. As of December 31, 2023, gross commission refunds receivable totaled $214,475 and are included in other assets on the Statement of Financial Condition. The Company records a credit loss allowance for uncollectible commission refunds receivable from Allstate agents established by considering all relevant information available, including past events, current conditions, and reasonable and supportable forecasts over the life of the commission receivable, based on the contractual relationship between the agent and the Company, historical recovery rates and the period of time that the amount has been due. The provision for uncollectible commission refunds receivable from Allstate agents as of December 31, 2023 was $164,168 and is recorded in other assets on the Statement of Financial Condition.

Commission payable  - The Company also offers Allstate agents a bonus based on their quarterly asset production. Bonuses are accrued and paid quarterly based on the writing agent's transactional gross dealer concessions for certain deposits to mutual funds, and deferred and variable annuity contracts. As of December 31, 2023, the bonus accrual balance of $1,210,226 was included in commissions payable on the Statement of Financial Condition.

Income taxes - The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based upon the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates.

3. Fair Value of Assets and Liabilities

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statement of Financial Condition at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are based on the following:
(a) Quoted prices for similar assets or liabilities in active markets;
(b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of U.S. Treasury fixed income securities that have daily quoted prices for identical assets in active markets that the Company can access and are categorized as Level 1 as of December 31, 2023.

The Company held $3,705,543 of U.S. Treasury notes and $41,475 of short-term money market funds.

The fair value of all other financial assets and liabilities approximates their carrying value as they are short-term in nature.

4. Net Capital Requirements

As a registered broker-dealer, the Company is subject to the Alternative Standard promulgated under the SEC Uniform Net Capital Rule 15c3‑1 (the “Rule”), which requires the maintenance of minimum net capital, as defined under the Rule, equivalent to the greater of $250,000 or 2% of aggregate customer debits, as defined under the Rule.

As of December 31, 2023, the Company had net capital, as defined under the Rule, of $11,125,055, which was $10,875,055 in excess of required net capital of $250,000. The Company did not have any aggregate customer debits, as defined under the Rule.

5. Income Taxes

As a limited liability company, the Company’s 2023 income will be reported on Allstate's income tax return as the Company’s sole member. Allstate will join the Corporation and its other eligible domestic subsidiaries (the “Allstate Group”) in the filing of a consolidated federal income tax return and is a party to a federal income tax allocation agreement (the “Tax Sharing Agreement”). Under the Tax Sharing Agreement, the Company will settle its share of Allstate's 2023 tax liability or benefit with Allstate. Effectively, this results in the Company’s annual income tax provision being computed, with adjustments, as if the Company filed a separate return.
The Internal Revenue Service (“IRS”) has completed its exam of the Allstate Group's tax years prior to 2017. Currently, Allstate Group is under exam for the 2017 and 2018 tax years. The Company believes that adequate provision has been made for any potential adjustments that may result from IRS examinations or any other tax authorities related to all open tax years.

The Inflation Reduction Act of 2022 (“Act”) which contains several tax-related provisions, was enacted on August 16, 2022. The Act created a 15% corporate alternative minimum Tax (“CAMT”) on certain large corporations, effective beginning in 2023.

The controlled group of corporations of which the Company is a member has determined that it is considered an “applicable corporation” under the rules of CAMT, and as such, the controlled group is expected to be required to perform the CAMT computations. The Company is considered an applicable reporting entity and will not have a CAMT liability in 2023. Although the CAMT may apply in any given year where the CAMT liability exceeds the regular tax liability, the CAMT would generate a non-expiring tax credit carryforward which would be accounted for as a deferred tax asset. The CAMT credit can be used to reduce regular tax in future years when the regular tax liability is greater than the CAMT liability.

The impact of the change in tax law is required to be recognized in the period of enactment. As such, in assessing the realizability of the deferred tax assets, including determination of valuation allowance, the Company has made an accounting policy election to disregard the CAMT impact in evaluating the realizability of deferred tax assets.

The Company had no liability for unrecognized tax benefits as of December 31, 2023 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
The components of the deferred income tax assets as of December 31, 2023 are as follows:

Commission refunds	$49,135
Unrealized loss	22,822
Total deferred tax assets	71,957

Other liabilities	(320)
Total deferred tax liabilities	(320)

Net deferred tax assets	$71,637

Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved in the consolidated tax return.
6. Related-Party Transactions

Fee income - The Company has a marketing coordination and administrative services agreement with Allstate and a master services and expense agreement with Allstate and its affiliates. As part of these agreements, the Company receives fee income for administrative and supervisory services related to the sale of financial products by Allstate agents. As of December 31, 2023 there was no fee income due to the Company.

Expenses - The Company uses services performed by Allstate and other affiliates, and business facilities owned or leased and operated by Allstate in conducting its business activities. In addition, the Company shares the services of employees with Allstate. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. As of December 31, 2023, $1,787,935 was payable for these expenses and is included as payable to affiliates on the Statement of Financial Condition.

Other - Allstate serves as the primary paymaster for several of its subsidiaries and affiliates, including the Company. In addition, certain affiliates of Allstate make payments on behalf of the Company. Disbursements made by Allstate and its affiliates on behalf of the Company include commission payments to Allstate agents, employee compensation and related expenses, and goods and services provided by external vendors. The Company settles related party transactions with Allstate and its affiliates monthly, on a one-month lag. As of December 31, 2023, $13,954,901 was recorded as a payable to affiliates related to these transactions.

Distributions - The Company issued distributions totaling $15,000,000 to Allstate.

7. Commitments and Contingent Liabilities

The Company’s agreement with its clearing broker contains a clause that indemnifies the clearing broker from losses on transactions in which the customer fails to satisfy its terms. The Company’s liability under these agreements is not determinable until such transactions occur. Upon occurrence, these transactions are settled immediately. As a result, no contingent liability is accrued for these transactions. Historically, the Company has not made material payments pursuant to this agreement.

The Company reviews its lawsuits, regulatory inquiries, and other legal proceedings on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. The Company establishes accruals for such matters at management’s best estimate when the Company assesses that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company does not establish accruals for such matters when the Company does not believe both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company’s assessment of whether a loss is reasonably possible or probable is based on its assessment of the ultimate outcome of the matter following all appeals. The Company does not include potential recoveries in its estimates of reasonably possible or probable losses. Legal fees are expensed as incurred.

The Company continues to monitor its lawsuits, regulatory inquiries, and other legal proceedings for further developments that would make the loss contingency both probable and estimable, and accordingly accruable, or that could affect the amount of accruals that have been previously established. There may continue to be exposure to loss in excess of any amount accrued. Disclosure of the nature and amount of an accrual is made when there have been sufficient legal and factual developments such that the Company’s ability to resolve the matter would not be impaired by the disclosure of the amount of accrual.